HERITAGE
                                                                          MUTUAL
                                                                           FUNDS


                                                                      PROSPECTUS
                                                                      ----------

                                                      Capital Appreciation Trust

                                                                Core Equity Fund

                                                         Diversified Growth Fund

                                                              Mid Cap Stock Fund

                                                            Small Cap Stock Fund

                       RETIREMENT CLASS -- R3 AND R5 SHARES
                                 JANUARY 3, 2006
                        AS SUPPLEMENTED ON MARCH 15, 2006



                                [Heritage Logo]



                 880 Carillon Parkway, St. Petersburg, FL 33716
                                                 (800) 421-4184


These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

PROSPECTUS
------------------------------------------------------------------------

HERITAGE MUTUAL FUNDS
   Capital Appreciation Trust . . . . . . . . . . . . . . . . .        P-1
   Core Equity Fund   . . . . . . . . . . . . . . . . . . . . .        P-4
   Diversified Growth Fund  . . . . . . . . . . . . . . . . . .        P-7
   Mid Cap Stock Fund   . . . . . . . . . . . . . . . . . . . .        P-10
   Small Cap Stock Fund   . . . . . . . . . . . . . . . . . . .        P-13
   Additional Information on Risk Factors . . . . . . . . . . .        P-16

MANAGEMENT OF THE FUNDS
   Who Manages Your Fund  . . . . . . . . . . . . . . . . . . .        P-17
   Manager  . . . . . . . . . . . . . . . . . . . . . . . . . .        P-17
   Subadvisers  . . . . . . . . . . . . . . . . . . . . . . . .        P-17
   Portfolio Managers . . . . . . . . . . . . . . . . . . . . .        P-17
   Distribution of Fund Shares  . . . . . . . . . . . . . . . .        P-18

YOUR INVESTMENT
   Who Can Invest   . . . . . . . . . . . . . . . . . . . . . .        P-19
   Payments to Financial Intermediaries . . . . . . . . . . . .        P-19
   How to Sell Your Investment  . . . . . . . . . . . . . . . .        P-20
   How to Exchange Your Shares  . . . . . . . . . . . . . . . .        P-20
   Account and Transaction Policies . . . . . . . . . . . . . .        P-21
   Dividends, Capital Gain Distributions and Taxes  . . . . . .        P-23

FINANCIAL HIGHLIGHTS
   Capital Appreciation Trust . . . . . . . . . . . . . . . . .        P-24
   Core Equity Fund . . . . . . . . . . . . . . . . . . . . . .        P-25
   Diversified Growth Fund  . . . . . . . . . . . . . . . . . .        P-26
   Mid Cap Stock Fund . . . . . . . . . . . . . . . . . . . . .        P-27
   Small Cap Stock Fund . . . . . . . . . . . . . . . . . . . .        P-28

FOR MORE INFORMATION  . . . . . . . . . . . . . . . . . . . . .        P-29

PRIVACY NOTICE TO CLIENTS OF HERITAGE FAMILY OF FUNDS . . . . .        PN-1

                              HERITAGE MUTUAL FUNDS
CAPITAL APPRECIATION TRUST
--------------------------------------------------------------------------------

     INVESTMENT OBJECTIVE. The Capital Appreciation Trust seeks long-term capital appreciation.

     PRINCIPAL INVESTMENT STRATEGIES. The Capital Appreciation Trust seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in common stocks selected for their potential to achieve capital appreciation over the long term.

     The fund's portfolio management team uses a "bottom-up" method of analysis based on fundamental research to determine which stocks to purchase for the fund. The portfolio management team purchases stock of companies that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. In addition, the portfolio management team prefers to purchase such stocks that appear to be undervalued in relation to the company's long-term growth fundamentals. The portfolio management team invests in the stocks of companies of any size without regard to market capitalization.

     The fund will invest primarily in common stocks of companies that the portfolio management team believes have established positions in their industries and the potential for favorable long-term returns. The true worth of the companies' stocks, however, may not be recognized by the market or the stocks may be currently out of favor with investors. Although the fund is diversified, it normally will hold a core portfolio of stocks of fewer companies than many other diversified funds.

     As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

     PRINCIPAL RISKS. The greatest risk of investing in this fund is that you could lose money. This fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund's net asset value also increases and decreases. Investments in this fund are subject to the following primary risks: broad stock market decline or decline in particular holdings known as stock market risk; lack of earnings increase or lack of dividend yield known as growth stock risk; mid-cap companies which have narrower commercial markets, less liquidity and less financial resources than large-cap companies known as mid-cap companies risk; small-cap companies which have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies known as small-cap companies risk; investments in government sponsored entities are obligations issued by agencies and instrumentalities of the U.S. Government and these obligations vary in the level of support they receive from the U.S. Government known as government sponsored entity risk; and a fund holding a core portfolio of stocks of fewer companies than other diversified funds known as focused holdings risk. Each of these factors is further explained in "Additional Information About Risk Factors".

     HOW THE FUND HAS PERFORMED. The bar chart below and/or the table that follows illustrate the annual total returns for another class of shares of the fund not offered in this prospectus and market benchmark returns for the period ended December 31, 2004. The returns reflected in the bar chart and the table below would have been substantially similar to the annual returns of the R-3 and R-5 shares because the shares in the bar chart and table represent investments in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. These returns are not for the classes offered by this prospectus and are used for demonstration purposes, only. Different expenses are associated with the other class of shares not offered in this prospectus. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

                                  Prospectus 1

--------------------------------------------------------------------------------
                           [BAR CHART GRAPHIC OMITTED]

The plot points are as follows:

 20.27%  18.90%  42.72%  34.18%  40.39%  -8.55%  -8.14%  -24.39%  26.65%  12.61%
  1995    1996    1997    1998    1999    2000    2001     2002    2003    2004

--------------------------------------------------------------------------------

Highest and lowest quarterly return (not annualized) during period shown (Class A shares):
Highest:  27.36% (quarter ended 12/31/1999)
Lowest:  -24.63% (quarter ended 9/30/2001)

For the period from January 1, 2005 through September 30, 2005, the Class A shares' total return (not annualized) was 0.76%.

These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
FUND RETURN (AFTER DEDUCTION OF SALES CHARGES AND EXPENSES)
--------------------------------------------------------------------------------
                                                    1 year   5 years   10 years
--------------------------------------------------------------------------------
   Before Taxes                                      7.26%    -2.91%     12.74%
--------------------------------------------------------------------------------
   After Taxes on Distributions                      7.26%    -3.52%     11.04%
--------------------------------------------------------------------------------
   After Taxes on Distributions and Sale
   of Fund Shares                                    6.17%    -2.73%     10.42%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDICES (BEFORE TAXES, FEES, EXPENSES)              1 year   5 years   10 years
--------------------------------------------------------------------------------
   S&P 500 Index(a)                                 10.88%    -2.30%     12.07%
--------------------------------------------------------------------------------
   Russell 1000(R) Growth Index(b)                   6.30%    -9.29%     9.59%
--------------------------------------------------------------------------------

(a) The Standard & Poor's 500 Composite Stock Index (S&P 500) is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

(b) The Russell 1000(R) Growth Index measures performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values and is representative of U.S. securities exhibiting growth characteristics. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

     After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                  Prospectus 2

     WHAT ARE THE COSTS OF INVESTING IN THE FUND. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. The fund's expenses are based on expenses expected to be incurred for the fiscal year ending August 31, 2006.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT):
--------------------------------------------------------------------------------
                                                    Class R-3          Class R-5
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a %
of offering price)                                     None               None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a % of original
purchase price or redemption proceeds, whichever
is lower)                                              None               None
--------------------------------------------------------------------------------
Redemption Fee(a) (as a % of amount redeemed, if
applicable)                                              2%                 2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND
ASSETS):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees                                       0.75%              0.75%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                 0.50%              0.00%
--------------------------------------------------------------------------------
Other Expenses                                        0.18%              0.18%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(b)               1.43%              0.93%
--------------------------------------------------------------------------------

(a) The fund charges a redemption fee for redemptions of shares held for less than 7 calendar days. For more information, see "How to Sell Your Investment" below.

(b) Heritage Asset Management, Inc. has contractually agreed to reimburse certain expenses of the fund and, if necessary, waive its investment advisory fees to the extent that Class R-3 annual operating expenses exceed 1.85% of the class' average daily net assets and Class R-5 annual operating expenses exceed 1.35% of that class' average daily net assets for the fund's 2006 fiscal year. This expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.

     EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    ----------------------------------------------------------------------
    Class                    Year 1                 Year 3
    ----------------------------------------------------------------------
    Class R-3 Shares         $146                   $452
    ----------------------------------------------------------------------
    Class R-5 Shares         $ 95                   $296
    ----------------------------------------------------------------------

     PORTFOLIO MANAGERS. Herbert E. Ehlers, Steven M. Barry, Gregory H. Ekizian, and David G. Shell, all of Goldman Sachs Asset Management, L.P., manage the investment portfolio. Mr. Ehlers serves as Chairman of the Growth Team and Messrs. Barry, Ekizian, and Shell are Chief Investment Officers and portfolio managers of the Growth Team. Messrs. Ehlers, Barry, Ekizian and Shell are responsible for the day-to-day management of the fund.

                                  Prospectus 3

CORE EQUITY FUND
--------------------------------------------------------------------------------

     INVESTMENT OBJECTIVE. The Core Equity Fund seeks long-term growth through capital appreciation.

     PRINCIPAL INVESTMENT STRATEGIES. The Core Equity Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. This policy will not be changed without 60 calendar days' advance notice to shareholders. The fund seeks to invest in equity securities consisting primarily of common stocks, of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate- and long-term. The fund may also invest in preferred stocks and convertible securities that the portfolio managers believe may permit the fund to achieve its investment objective.

     The fund will invest in established companies that the portfolio managers determine are undervalued relative to their earnings growth prospects. The portfolio managers' strategy combines a "bottom up" research process with a relative-valuation discipline in purchasing stocks. In general, the fund's portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index. Although the fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds.

     As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. If the portfolio manager invokes this strategy, the fund's ability to achieve its investment objective may be affected adversely.

     PRINCIPAL RISKS. The greatest risk of investing in this fund is you could lose money. This fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund's net asset value also increases and decreases. Investments in this fund are subject to the following primary risks: broad stock market decline or decline in particular holdings known as stock market risk; lack of earnings increase or lack of dividend yield known as growth stock risk; a stock's true value may not be fully realized by the market known as value stock risk; investments in government sponsored entities are obligations issued by agencies and instrumentalities of the U.S. Government and these obligations vary in the level of support they receive from the U.S. Government known as government sponsored entity risk; and a fund holding a core portfolio of stocks of fewer companies than other diversified funds known as focused holdings risk. Each of these factors is further explained in "Additional Information About Risk Factors".

     HOW THE FUND HAS PERFORMED. No performance information is presented for the fund because the fund has not been in operation for a full calendar year.

                                  Prospectus 4

     WHAT ARE THE COSTS OF INVESTING IN THE FUND. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. The fund's expenses are based on expenses expected to be incurred for the fiscal year ending October 31, 2006.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT):
--------------------------------------------------------------------------------
                                                         Class R-3     Class R-5
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a % of
offering price)                                             None        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a % of original
purchase price or redemption proceeds, whichever is
lower)                                                      None        None
--------------------------------------------------------------------------------
Redemption Fee (as a % of amount redeemed, if
applicable)(a)                                                2%          2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND
ASSETS):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees                                            0.60%       0.60%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                      0.50%       0.00%
--------------------------------------------------------------------------------
Other Expenses                                             2.40%       2.35%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                       3.50%       2.95%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(b)                (1.60)%     (1.60)%
--------------------------------------------------------------------------------
Net Expenses                                               1.90%       1.35%(c)
--------------------------------------------------------------------------------

(a) The fund charges a redemption fee for redemptions of shares held for less than 7 calendar days. For more information, see "How to Sell Your Investment" below.

(b) Heritage Asset Management, Inc. has contractually agreed to reimburse certain expenses of the fund and, if necessary, waive its investment advisory fees to the extent that Class R-3 annual operating expenses exceed 1.90% of the class' average daily net assets and Class R-5 annual operating expenses exceed 1.35% of that class' average daily net assets for the fund's 2006 fiscal year. This expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.

(c) Heritage Asset Management, Inc. has voluntarily agreed to reimburse certain expenses of the fund and, if necessary, waive its investment advisory fees so that net total annual operating expenses for Class R-5 shares do not exceed 0.95% through December 31, 2006. This expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.

     EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Because the fee waiver and expense reimbursement are guaranteed only through the fund's 2006 fiscal year, net expenses are used to calculate Year 1 and total annual fund operating expenses are used to calculate costs in Years 2 and 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     ----------------------------------------------------------------------
     Class                    Year 1                 Year 3
     ----------------------------------------------------------------------
     Class R-3 Shares         $193                   $917
     ----------------------------------------------------------------------
     Class R-5 Shares         $137                   $753
     ----------------------------------------------------------------------

     PORTFOLIO MANAGERS. Richard H. Skeppstrom II, CFA, a Managing Director, E. Craig Dauer, Co-Portfolio Manager, John G. Jordan III, Co-Portfolio Manager, and Robert Marshall, Co-Portfolio Manager, of Eagle Asset Management, Inc. are responsible for the day-to-day management of the fund.

     HISTORICAL PERFORMANCE OF ACCOUNTS SIMILAR TO THE CORE EQUITY FUND. As of the date of this prospectus, the fund has not been operational for a full calendar year. Thus, the fund does not have a full calendar year's worth of performance. The performance shown below consists of the Eagle Asset Management, Inc. Core Equity Composite ("Eagle Composite"), which is a composite of private accounts managed by Eagle that have investment objectives, policies and strategies substantially similar to those of the fund. PERFORMANCE FIGURES ARE NOT THE PERFORMANCE OF THE FUND AND ARE NO GUARANTEE OF FUTURE RESULTS IN MANAGING THE FUND. THIS COMPOSITE PERFORMANCE INFORMATION SHOULD NOT BE CONSIDERED A SUBSTITUTE FOR THE FUND'S PERFORMANCE.

     Certain investment, diversification and tax law limitations that are imposed on registered investment companies such as the fund are not applicable to the Eagle Composite and may have adversely affected the performance of the Eagle Composite had they been applicable. In addition, the Eagle Composite has lower overall expenses than the fund; had the expenses of the Eagle Composite

                                  Prospectus 5
been the same as those of the fund, the Eagle Composite's total return would have been lower than that shown here.

     The composite performance data shown below was calculated in accordance with recommended standards of the CFA Institute, formerly the Association for Investment Management and Research. The CFA Institute is a non-profit membership and education organization that, among other things, has formulated a set of performance presentation standards for investment advisers. The performance of the Eagle Composite has been calculated net of all advisory fees and operating expenses actually charged to each account.


AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED SEPTEMBER 30, 2005):

                                                     1 YEAR            3 YEARS
                                                     ------            -------
Eagle Composite                                      11.55%            16.61%
S&P 500 Index*                                       12.24%            16.71%
  (reflects no deduction of fees, expenses or taxes)


* The S&P 500 Index is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. Unlike the Eagle Composite and the fund, the Index does not take into account any of the actual costs of investing, such as management fees and sales charges. That means that actual returns of the Index would be lower if they included the effect of such expenses and sales charges.

     THE PERFORMANCE SHOWN WAS PREPARED BY EAGLE ASSET MANAGEMENT, INC. AND NOT HERITAGE ASSET MANAGEMENT, INC. CONSEQUENTLY, THE CURRENT COMPOSITE PERFORMANCE MAY VARY FROM THAT SHOWN.

                                  Prospectus 6

DIVERSIFIED GROWTH FUND
--------------------------------------------------------------------------------

     INVESTMENT OBJECTIVE. The Diversified Growth Fund seeks long-term capital appreciation.

     PRINCIPAL INVESTMENT STRATEGIES. The Diversified Growth Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in the equity securities of companies that may have significant growth potential (growth companies).

     The fund's portfolio manager uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the fund. The portfolio manager attempts to purchase stocks that have the potential for above-average earnings or sales growth. Such stocks can typically have high price to earnings ratios. The fund invests a majority of its assets in common stocks of companies with total market capitalization between $1 billion and $16 billion, although the fund may invest a portion of its assets in common stocks of smaller or larger companies that it believes have significant growth potential. However, the fund may invest in companies that rely extensively on technology in their processes, products or services, or may be expected to benefit from technological advances and improvement in industry, manufacturing and commerce (technology companies).

     The fund will invest primarily in equity securities of companies that the portfolio manager believes have high growth rates and strong prospects for their business or services. Equity securities include common and preferred stock, warrants or rights exercisable into common or preferred stock and high-quality convertible securities.

     As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

     PRINCIPAL RISKS. The greatest risk of investing in this fund is you could lose money. This fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund's net asset value also increases and decreases. Investments in this fund are subject to the following primary risks: broad stock market decline or decline in particular holdings known as stock market risk; lack of earnings increase or lack of dividend yield known as growth stock risk; mid-cap companies which have narrower commercial markets, less liquidity and less financial resources than large-cap companies known as mid-cap companies risk; investments in government sponsored entities are obligations issued by agencies and instrumentalities of the U.S. Government and these obligations vary in the level of support they receive from the U.S. Government known as government sponsored entity risk; and small cap companies which have narrower markets, less liquidity; and less financial resources than mid-cap or large-cap companies known as small-cap companies risk. Each of these factors is further explained in "Additional Information About Risk Factors".

     HOW THE FUND HAS PERFORMED. The bar chart below and/or the table that follows illustrate the annual total returns for another class of shares of the fund not offered in this prospectus and market benchmark returns for the period ended December 31, 2004. The returns reflected in the bar chart and the table below would have been substantially similar to the annual returns of the R3 and R5 shares because the shares in the bar chart and table represent investments in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. These returns are not for the classes offered by this prospectus and are used for demonstration purposes, only. Different expenses are associated with the other class of shares not offered in this prospectus. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

                                  Prospectus 7

--------------------------------------------------------------------------------
                           [BAR CHART GRAPHIC OMITTED]

The plot points are as follows:

         48.38%     -0.23%     4.20%     -13.11%    32.03%      10.96%
          1999       2000       2001       2002       2003       2004

--------------------------------------------------------------------------------

Highest and lowest quarterly return (not annualized) during period shown (Class A shares):
Highest: 36.81% (quarter ended 12/31/1999)
Lowest: -22.27% (quarter ended 9/30/2001)

For the period from January 1, 2005 through September 30, 2005, the Class A shares' total return (not annualized) was 4.71%.

These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
FUND RETURN (AFTER DEDUCTION OF SALES CHARGES AND EXPENSES)
--------------------------------------------------------------------------------
                                                 1 year   5 years   Lifetime
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Before Taxes                                   5.69%     4.74%     14.49%
--------------------------------------------------------------------------------
   After Taxes on Distributions                   5.00%     3.39%     12.70%
--------------------------------------------------------------------------------
   After Taxes on Distributions and Sale of Fund
   Shares                                         4.82%     3.25%     11.65%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INDEX (BEFORE TAXES, FEES, EXPENSES)             1 year   5 years   Lifetime(a)
--------------------------------------------------------------------------------
   Russell Midcap(R) Growth Index(b)             15.48%    -3.36%      5.79%
--------------------------------------------------------------------------------

(a) Lifetime results for the indices shown are measured from the date fund shares were first sold.

(b) The Russell Midcap(R) Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges. The stocks in the Index are also members of the Russell 1000 Growth Index.


     After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                  Prospectus 8

     WHAT ARE THE COSTS OF INVESTING IN THE FUND. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. The fund's expenses are based on expenses expected to be incurred for the fiscal year ending October 31, 2006.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
                                                        Class R-3   Class R-5
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a % of
offering price)                                           None          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a % of original
purchase price or redemption proceeds, whichever
is lower)                                                 None          None
--------------------------------------------------------------------------------
Redemption Fee(a) (as a % of amount redeemed, if
applicable)                                                 2%            2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS):
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Management Fees                                          0.60%         0.60%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                    0.50%         0.00%
--------------------------------------------------------------------------------
Other Expenses                                           0.49%         0.44%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(b)                  1.59%         1.04%(c)
--------------------------------------------------------------------------------

(a) The fund charges a redemption fee for redemptions of shares held for less than 7 calendar days. For more information, see "How to Sell Your Investment" below.

(b) Heritage Asset Management, Inc. has contractually agreed to reimburse certain expenses of the fund and, if necessary, waive its investment advisory fees to the extent that Class R-3 annual operating expenses exceed 1.90% of the class' average daily net assets and Class R-5 annual operating expenses exceed 1.35% of that class' average daily net assets for the fund's 2006 fiscal year. This expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.

(c) Heritage Asset Management, Inc. has voluntarily agreed to reimburse certain expenses of the fund and, if necessary, waive its investment advisory fees so that net total annual operating expenses for Class R-5 shares do not exceed 0.95% through December 31, 2006. This expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.


     EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      ------------------------------------------------------------------
      Class                   Year 1                Year 3
      ------------------------------------------------------------------
      Class R-3 Shares        $162                  $502
      ------------------------------------------------------------------
      Class R-5 Shares        $106                  $331
      ------------------------------------------------------------------

     PORTFOLIO MANAGER. Bert L. Boksen, CFA, a Managing Director and Senior Vice President of the fund's subadviser Eagle Asset Management, Inc., has been responsible for the day-to-day management of the fund's investment portfolio since the fund's inception. Christopher Sassouni, D.M.D., has been appointed as assistant portfolio manager effective January 2006 and will be assisting Mr. Boksen in the day-to-day management of the fund.

                                  Prospectus 9

MID CAP STOCK FUND
--------------------------------------------------------------------------------

     INVESTMENT OBJECTIVE. The Mid Cap Stock Fund seeks long-term capital appreciation.

     PRINCIPAL INVESTMENT STRATEGIES. The Mid Cap Stock Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of mid-capitalization companies. This policy will not be changed without 60 calendar days' advance notice to shareholders. Mid-cap companies are those with a total market capitalization of between $500 million and $15 billion.

     The fund's portfolio manager uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the fund. The fund's portfolio manager seeks to purchase mid-cap companies that have above-average earnings, cash flow and/or growth at a discount from their market value. The portfolio manager focuses on common stocks of mid-cap companies that are believed to have sustainable advantages in their industries or sectors.

     The fund will invest primarily in stocks of companies that the portfolio manager believes may be rapidly developing their business franchises, services and products, and have competitive advantages in their sectors. For this purpose, stocks include common and preferred stocks, warrants or rights exercisable into common or preferred stock, and securities convertible into common or preferred stock.

     As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

     PRINCIPAL RISKS. The greatest risk of investing in this fund is you could lose money. This fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund's net asset value also increases and decreases. Investments in this fund are subject to the following primary risks: broad stock market decline or decline in particular holdings known as stock market risk; lack of earnings increase or lack of dividend yield known as growth stocks risk; mid- cap companies which have narrower commercial markets, less liquidity and less financial resources than large-cap companies known as mid-cap companies risk; and a high rate of portfolio turnover generally leads to greater transaction and tax costs which may adversely affect performance known as portfolio turnover risk. Each of these factors is further explained in "Additional Information About Risk Factors".

     HOW THE FUND HAS PERFORMED. The bar chart below and/or the table that follows illustrate the annual total returns for another class of shares of the fund not offered in this prospectus and market benchmark returns for the period ended December 31, 2004. The returns reflected in the bar chart and the table below would have been substantially similar to the annual returns of the R3 and R5 because the shares in the bar chart and table represent investments in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. These returns are not for the classes offered by this prospectus and are used for demonstration purposes, only. Different expenses are associated with the other class of shares not offered in this prospectus. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

                                 Prospectus 10

--------------------------------------------------------------------------------
                           [BAR CHART GRAPHIC OMITTED]

The plot points are as follows:

       9.84%    26.75%    19.46%    19.15%   -18.69%    24.75%    17.50%
       1998      1999      2000      2001      2002      2003      2004

--------------------------------------------------------------------------------

Highest and lowest quarterly return (not annualized) during period shown (Class A shares):
Highest:  21.68% (quarter ended 12/31/1999)
Lowest:  -16.39% (quarter ended 9/30/2002)

For the period from January 1, 2005 through September 30, 2005, the Class A shares' total return (not annualized) was 7.84%

These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
FUND RETURN (AFTER DEDUCTION OF SALES CHARGES AND EXPENSES)
--------------------------------------------------------------------------------
                                                 1 year   5 years   Lifetime
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Before Taxes                                  11.92%    10.07%     12.15%
--------------------------------------------------------------------------------
   After Taxes on Distributions                  11.92%     8.43%     10.92%
--------------------------------------------------------------------------------
   After Taxes on Distributions and Sale of
   Fund Shares                                   10.13%     7.66%      9.93%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INDEX (BEFORE TAXES, FEES, EXPENSES)             1 year   5 years   Lifetime(a)
--------------------------------------------------------------------------------
   S&P Mid Cap 400 Index(b)                      16.48%     9.54%     16.10%
--------------------------------------------------------------------------------

(a) Lifetime results for the indices shown are measured from the date Class A shares were first sold.

(b) The S&P Mid Cap 400 Index is an unmanaged index that measures the performance of the mid-sized company segment of the U.S. market. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

     After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     WHAT ARE THE COSTS OF INVESTING IN THE FUND. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. The fund's expenses are based on expenses expected to be incurred for the fiscal year ending October 31, 2006.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
                                                        Class R-3      Class R-5
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a % of
offering price)                                            None          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a % of original
purchase price or redemption proceeds, whichever is
lower)                                                     None          None
--------------------------------------------------------------------------------
Redemption Fee(a)  (as a % of amount redeemed, if
                    applicable)                              2%            2%
--------------------------------------------------------------------------------

                                 Prospectus 11

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Management Fees                                           0.60%         0.60%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                     0.50%         0.00%
--------------------------------------------------------------------------------
Other Expenses                                            0.30%         0.25%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(b)                   1.40%         0.85%(c)
--------------------------------------------------------------------------------

(a) The fund charges a redemption fee for redemptions of shares held for less than 7 calendar days. For more information, see "How to Sell Your investment" below.

(b) Heritage Asset Management, Inc. has contractually agreed to reimburse certain expenses of the fund and, if necessary, waive its investment advisory fees to the extent that Class R-3 annual operating expenses exceed 1.70% of the class' average daily net assets and Class R-5 annual operating expenses exceed 1.15% of that class' average daily net assets for the fund's 2006 fiscal year. This expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.

(c) Heritage Asset Management, Inc. has voluntarily agreed to reimburse certain expenses of the fund and, if necessary, waive its investment advisory fees so that net total annual operating expenses for Class R-5 shares do not exceed 0.95% through December 31, 2006. This expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.

     EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      ------------------------------------------------------------------
      Class                   Year 1                Year 3
      ------------------------------------------------------------------
      Class R-3 Shares        $143                  $443
      ------------------------------------------------------------------
      Class R-5 Shares        $ 87                  $271
      ------------------------------------------------------------------

     PORTFOLIO MANAGER. Todd McCallister, Ph.D., CFA, Managing Director and a Senior Vice President of Eagle Asset Management, Inc., and Stacey Serafini Thomas, CFA, a Vice President and Co-Portfolio Manager of Eagle Asset Management, Inc., are jointly responsible for the day-to-day management of the fund's investment portfolio.

                                 Prospectus 12

SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

     INVESTMENT OBJECTIVE. The Small Cap Stock Fund seeks long-term capital appreciation.

     PRINCIPAL INVESTMENT STRATEGIES. The Small Cap Stock Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small-capitalization companies. This policy will not be changed without 60 calendar days' advance notice to shareholders. Small-cap companies are those with a total market capitalization of less than $2 billion.

     The fund will invest in stocks of companies that appear to be undervalued in relation to their long-term earning power or the asset value of their issuers and that appear to have significant future growth potential. The fund has two subadvisers, Eagle Asset Management, Inc. ("Eagle") and Awad Asset Management, Inc. ("Awad"). Each subadviser manages a portion of the fund's investment portfolio and has a different management style.

     In making its investment decisions, Eagle generally focuses on investing in the securities of companies that the portfolio manager believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. Eagle utilizes a "bottom-up" approach to identifying the companies in which it invests. Eagle also will perform fundamental financial research.

     Awad employs an investment management approach that seeks to provide investment returns in excess of inflation while attempting to minimize volatility relative to the overall small-cap market. Awad seeks to achieve these goals through fundamental internal research consisting of internal research. The companies in which Awad invests generally will have, in the opinion of Awad, steady earnings and cash flow growth, good and/or improving balance sheets, strong positions in their market niches and/or the ability to perform well in a stagnant economy. The companies purchased generally will have low price-to-earnings ratios relative to the stock market in general.

     As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

     PRINCIPAL RISKS. The greatest risk of investing in this fund is you could lose money. This fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund's net asset value also increases and decreases. Investments in this fund are subject to the following primary risks: broad stock market decline or decline in particular holdings known as stock market risk; lack of earnings increase or lack of dividend yield know n as growth stocks risk; small- cap companies which have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies known as small-cap companies risk; a fund holding a core portfolio of stocks of fewer companies than other diversified funds known as focused holdings risk; and a stock's true value may not be fully realized by the market known as value stock risk. Each of these factors is further explained in "Additional Information About Risk Factors".

     HOW THE FUND HAS PERFORMED. The bar chart below and/or the table that follows illustrate the annual total returns for another class of shares of the fund not offered in this prospectus and market benchmark returns for the period ended December 31, 2004. The returns reflected in the bar chart and the table below would have been substantially similar to the annual returns of the R3 and R5 shares because the shares in the bar chart and table represent investments in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. These returns are not for the classes offered by this prospectus and are used for demonstration purposes, only. Different expenses are associated with the other class of shares not offered in this prospectus. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

                                 Prospectus 13

--------------------------------------------------------------------------------
                           [BAR CHART GRAPHIC OMITTED]

The plot points are as follows:

 36.90%  27.46%  29.26%  -12.21%  7.13%   5.57%  12.46%  -19.19%  40.43%  16.84%
  1995    1996    1997    1998    1999    2000    2001     2002    2003    2004

--------------------------------------------------------------------------------

Highest and lowest quarterly return (not annualized) during period shown (Class A shares):
Highest:  21.64% (quarter ended 6/30/1999)
Lowest:  -25.03% (quarter ended 9/30/1998)

For the period from January 1, 2005 through September 30, 2005, the Class A shares' total return (not annualized) was 0.26%.

These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
FUND RETURN (AFTER DEDUCTION OF SALES CHARGES AND EXPENSES)
--------------------------------------------------------------------------------
                                                     1 year   5 years   10 years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Before Taxes                                      11.29%     8.44%     12.27%
--------------------------------------------------------------------------------
   After Taxes on Distributions                      10.55%     7.20%     10.96%
--------------------------------------------------------------------------------
   After Taxes on Distributions and Sale of Fund
   Shares                                             9.57%     6.63%     10.17%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INDEX (BEFORE TAXES, FEES, EXPENSES)                 1 year   5 years   10 years
--------------------------------------------------------------------------------
   Russell 2000(R) Index(a)                          18.33%     6.61%     11.54%
--------------------------------------------------------------------------------

(a) The Russell 2000(R) Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index measures the performances of the 3,000 largest U.S. companies based on total market capitalization. The returns of the Russell 2000(R) Index do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

     After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                 Prospectus 14

     WHAT ARE THE COSTS OF INVESTING IN THE FUND. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. The fund's expenses are based on expenses expected to be incurred for the fiscal year ending October 31, 2006.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
                                                        Class R-3   Class R-5
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a % of
offering price)                                            None        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a % of original purchase
price or redemption proceeds, whichever is lower)          None        None
--------------------------------------------------------------------------------
Redemption Fee(a) (as a % of amount redeemed, if
applicable)                                                  2%          2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND
ASSETS)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees                                           0.60%       0.60%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                     0.50%       0.00%
--------------------------------------------------------------------------------
Other Expenses                                            0.45%       0.40%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(b)                   1.55%       1.00%(c)
--------------------------------------------------------------------------------

(a) The fund charges a redemption fee for redemptions of shares held for less than 7 calendar days. For more information, see "How to Sell Your Investment" below.

(b) Heritage Asset Management, Inc. has contractually agreed to reimburse certain expenses of the fund and, if necessary, waive its investment advisory fees to the extent that Class R-3 annual operating expenses exceed 1.65% of the class' average daily net assets and Class R-5 annual operating expenses exceed 1.10% of that class' average daily net assets for the fund's 2006 fiscal year. This expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Heritage's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations.

(c) Heritage Asset Management, Inc. has voluntarily agreed to reimburse certain expenses of the fund and, if necessary, waive its investment advisory fees so that net total annual operating expenses for Class R-5 shares do not exceed 0.95% through December 31, 2006. This expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.

     EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     ------------------------------------------------------------------
     Class                   Year 1                Year 3
     ------------------------------------------------------------------
     Class R-3 Shares        $158                  $490
     ------------------------------------------------------------------
     Class R-5 Shares        $102                  $318
     ------------------------------------------------------------------

     PORTFOLIO MANAGERS. Bert L. Boksen CFA, a Managing Director and Senior Vice President of Eagle Asset Management, Inc., has been responsible for the day-to-day management of Eagle's portion of the fund's investment portfolio since August 1995. James D. Awad, Chairman of Awad, has been responsible for the day-to-day management of Awad's portion of the fund's investment portfolio since the fund's inception.

                                 Prospectus 15

ADDITIONAL INFORMATION ABOUT RISK FACTORS
--------------------------------------------------------------------------------

     The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. The following table compares the primary risk factors associated with investing in each fund. These risk factors are explained below.

-----------------------------------------------------------------------------------------------
                                    Capital         Core     Diversified    Mid Cap  Small Cap
Risk Factor                         Appreciation    Equity   Growth
-----------------------------------------------------------------------------------------------
Stock market risks                        X            X           X           X         X
-----------------------------------------------------------------------------------------------
Growth stocks                             X            X           X           X         X
-----------------------------------------------------------------------------------------------
Value stocks                                           X                                 X
-----------------------------------------------------------------------------------------------
Mid-cap companies                         X                        X           X
-----------------------------------------------------------------------------------------------
Small-cap companies                       X                        X                     X
-----------------------------------------------------------------------------------------------
Focused  holdings                         X            X
-----------------------------------------------------------------------------------------------
Government sponsored entities             X            X           X           X         X
-----------------------------------------------------------------------------------------------
Portfolio turnover                                                             X
-----------------------------------------------------------------------------------------------

     STOCK MARKET RISKS. The value of the fund's stock holdings may decline in price because of changes in prices of those holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

     GROWTH STOCKS. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

     VALUE STOCKS. Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks' prices remaining undervalued for extended periods of time. A fund's performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

     MID-CAP COMPANIES Investments in medium-capitalization companies generally involve greater risks than investing in larger, more established companies. Mid-cap companies often have narrower commercial markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund's portfolio. Generally, the smaller the company size, the greater these risks. Additionally, mid-cap companies may have less market liquidity than large-cap companies.

     SMALL-CAP COMPANIES. Investments in small-cap companies generally involves greater risks than investing in medium- or large-capitalization companies. Small-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund's portfolio. Generally, the smaller the company size, the greater these risks. Additionally, small-cap companies may have less market liquidity than mid-cap companies or large-cap companies.

     GOVERNMENT SPONSORED ENTITIES. Investments in government sponsored entities are obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

     FOCUSED HOLDINGS. Funds that normally hold a core portfolio of stocks of fewer companies than other greater diversified funds are subject to a risk that the increase or decrease of the value of a single stock may have a greater impact on the fund's net asset value and total return.

     PORTFOLIO TURNOVER. A fund may engage in active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund's turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover

                                 Prospectus 16
generally leads to greater transaction costs, may result in additional tax consequences to investors and may adversely affect performance.


                             MANAGEMENT OF THE FUNDS

WHO MANAGES YOUR FUND
--------------------------------------------------------------------------------

MANAGER. Heritage Asset Management, Inc. ("Heritage") located at 880 Carillon Parkway, St. Petersburg, Florida 33716 serves as investment adviser and administrator for each fund. Heritage is a wholly owned subsidiary of Raymond James Financial, Inc. ("RJF") which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. Heritage manages, supervises and conducts the business and administrative affairs of these funds and other Heritage mutual funds with net assets totaling approximately $9 billion as of September 30, 2005. For funds that have breakpoints in their fee rate, the advisory fee rate may decline as assets increase. Please see the Statement of Additional Information for more information. The basis for the approval of each Investment Advisory contract is contained either in the annual report for the period ending August 31 (Capital Appreciation Trust), October 31 (Diversified Growth Fund, Mid Cap Stock Fund and Small Cap Stock Fund) or the Statement of Additional Information (Core Equity
Fund). The table below contains the effective management fee rate for the last fiscal year for each fund which includes fee waivers and breakpoints except for Core Equity Fund which references the contractual rate:

                                                        FEES CHARGED
                                                 ----------------------------
        o  Capital Appreciation Trust                       0.75%
        o  Core Equity Fund                                 0.75%
        o  Diversified Growth Fund                          0.81%
        o  Mid Cap Stock Fund                               0.73%
        o  Small Cap Stock Fund                             0.79%
       -----------------------------------------------------------------------

     SUBADVISERS. Heritage may allocate and reallocate the assets of a fund among one or more investment subadvisers, subject to review by the Board of Trustees. In the future, Heritage may propose the addition of one or more additional subadvisers, subject to approval by the Board of Trustees and, if required by the Investment Company Act of 1940, fund shareholders. Pursuant to an exemptive order from the Securities and Exchange Commission, Heritage is permitted to enter into new or modified subadvisory agreements with existing or new subadvisers for the Core Equity Fund and Diversified Growth Fund, without approval of fund shareholders, but subject to approval of the Board of Trustees. The prospectus will be supplemented if additional investment subadvisers are retained or the contract with any existing subadviser is terminated. Heritage has selected the following subadvisers to provide investment advice and portfolio management services to the funds' portfolios:

     o Awad Asset Management, Inc. ("Awad"), serves as a subadviser to the Small Cap Stock Fund. Awad, 250 Park Avenue, New York, New York 10177, a wholly owned subsidiary of RJF, had $1.2 billion of assets under its discretionary management as of September 30, 2005.

     o Eagle Asset Management, Inc. ("Eagle"), 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as the subadviser to the Capital Appreciation Trust, the Core Equity Fund, the Diversified Growth Fund, the Mid Cap Stock Fund and the Small Cap Stock Fund. However, Heritage, the funds' investment adviser, currently has not allocated any of the assets of the Capital Appreciation Trust to Eagle. As of September 30, 2005, Eagle had approximately $11.5 billion of assets under its discretionary management.

     o Goldman Sachs Asset Management L.P. ("GSAM"), 2502 Rocky Point Drive, Tampa, Florida 33607, serves as the subadviser to the Capital Appreciation Trust. As of September 30, 2005, GSAM, a business unit of the Investment Management Division of Goldman, Sachs & Co., had approximately $478.1 billion of assets under management.

     PORTFOLIO MANAGERS. The following portfolio managers are responsible for the day-to-day management of each investment portfolio:

     o CAPITAL APPRECIATION TRUST -- Herbert E. Ehlers, Steven M. Barry, Gregory H. Ekizian, and David G. Shell manage the fund's investment portfolio. Mr. Ehlers serves as Chairman of the Growth Team and Messrs. Barry, Ekizian, and Shell are Chief Investment Officers ("CIOs") and portfolio managers of the Growth Team. All 22 members of

                                 Prospectus 17
          the Growth Team discuss their research analysis and recommendations at investment strategy meetings. The entire Growth Team discusses and debates whether the business being presented meets the Growth Team's definition of a high-quality growth business and the attractiveness of the current valuation. The team reaches a consensus on whether a business is worthy of a position in the portfolio. The Chairman and the CIOs are accountable for all portfolio construction decisions and determine the appropriate weight for each investment. Messrs. Ehlers, Ekizian, and Shell joined GSAM in January 1997 when it acquired Liberty Investment Management. They were senior portfolio managers at Liberty prior to the acquisition. Mr. Ehlers began the strategy at Liberty's predecessor firm, Eagle Asset Management in 1985, Mr. Shell joined in 1987, and Mr. Ekizian joined in 1990. Mr. Barry joined GSAM as a senior portfolio manager in 1999.

     o CORE EQUITY FUND -- The Large Cap Core Team of Eagle has managed the fund since inception. The team is comprised of four Co-Portfolio
          Managers: Richard H. Skeppstrom II, CFA, E. Craig Dauer, John G. Jordan, III, and Robert Marshall. Mr. Skeppstrom leads the team and has been a Managing Director of Eagle since 2001. From 1995 to 2001 Mr. Skeppstrom was a Portfolio Manager for the Large Cap Core product at Evergreen Investment Management and co-manager of the Evergreen Capital Growth Fund. Mr. Dauer and Mr. Jordan were Co-Portfolio Managers for Evergreen Investment Management's Large Cap Core product from 1999 to 2001 and have been Co-Portfolio Managers on Eagle's Large Cap Core Team since 2001. Mr. Marshall was Director/Senior Vice President of Equity Research at Wachovia Securities from 1995 to 2002 and has been a Co-Portfolio Manager on Eagle's Large Cap Core Team since 2002.

     o DIVERSIFIED GROWTH FUND -- Bert L. Boksen, CFA has been responsible for the day-to-day management of the investment portfolio since the fund's inception. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle since 1995. Prior to that, he was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer, and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Christopher Sassouni, D.M.D. was appointed as assistant portfolio manager and Vice President effective January 2006 and will be assisting Mr. Boksen in the day-to-day management of the fund. Previously, Mr. Sassouni served as a senior research analyst with Eagle since September 2003 and as President and CEO of Healthcare Investment Advisers, Inc. from 1999 to 2003. Mr. Sassouni holds an MBA from the University of North Carolina.

     o MID CAP STOCK FUND -- Todd McCallister, Ph.D., CFA, Managing Director and Senior Vice President of Eagle, and Stacey Serafini Thomas, CFA, a Vice President and Co-Portfolio Manager of Eagle, are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund's investment portfolio. Mr. McCallister joined Eagle in 1997 and has served as the fund's portfolio manager since inception. Ms. Thomas joined Eagle in 1999 and prior to her appointment as the fund's Co-Portfolio Manager in 2005 served as the fund's Assistant Portfolio Manager from 2000-2005.

     o SMALL CAP STOCK FUND -- James D. Awad has been responsible for the day-to-day management of Awad Asset Management's portion of the investment portfolio assets since the fund's inception. Mr. Awad has been Chairman of Awad since 1992. Bert L. Boksen, CFA has been responsible for the day-to-day management of Eagle's portion of the investment portfolio assets since August 1995. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle since 1995.

     Additional information about Portfolio Manager compensation, other accounts managed by the Portfolio Managers, and the ownership of fund shares is found in the Statement of Additional Information.


DISTRIBUTION OF FUND SHARES
--------------------------------------------------------------------------------

     DISTRIBUTOR. Raymond James & Associates, Inc. (Distributor) currently serves as the distributor of the funds. Subject to the Board of Trustees' and regulatory approvals, Heritage Fund Distributors, Inc. will serve as the funds' distributor. In the event such approvals are obtained, references to the Distributor will be deemed to be references to Heritage Fund Distributors, Inc. The Distributor may compensate other broker/dealers to promote sales of fund shares.

     RULE 12b-1 DISTRIBUTION PLAN. Amounts paid by each fund in connection with the distribution of fund R-3 shares are referred to as 12b-1 fees. Each fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and sales fees for the sale of its R-3 shares and for services provided to shareholders. Because these fees are paid out of the Class R-3's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                 Prospectus 18

     The funds do not incur any direct distribution expenses related to R-5 shares. However, the funds have adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by Heritage or any third party out of its own resources in accordance with the Investment Advisory and Administration Agreement to be used for the sale and distribution of fund R-5 shares.


                                 YOUR INVESTMENT

WHO CAN INVEST
--------------------------------------------------------------------------------

Class R-3 or R-5 shares are available for purchase through eligible employer sponsored retirement plans (including 401(k) plans, 403(b) plans, 457 plans and profit-sharing plans) in which the employer, plan sponsor or other administrator ("Plan Administrator") has entered into an agreement with the Distributor. Class R-3 and R-5 shares also are only available to retirement plans in which the Plan Administrator or other intermediary opens an omnibus account on the books of the fund. Additional shares may be purchased through your Plan Administrator. Initial and subsequent purchase minimums are determined by your Plan Administrator.

Class R-5 shares are available only to retirement plans that satisfy the foregoing requirements, have $1 million or more in plan assets and have been selected by the Plan Administrator for a given plan. Class R-3 and R-5 shares are not available to retail non-retirement accounts, traditional and Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, Coverdell Educational Savings Accounts or individual 401(k) or 403(b) plans. Plan participants should contact the Plan Administrator to consider purchasing these shares.


PAYMENTS TO FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------

     Heritage or one or more of its corporate affiliates ("Affiliate" or "Affiliates") may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the funds. Heritage may make these cash payments to one or more of its Affiliates. These cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. Heritage or Affiliates may make these payments from their own resources and the Distributor may make such payments from the retention of underwriting concessions or 12b-1 fees. In this context, the term "financial intermediaries" includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with Heritage and/or an Affiliate.

     Heritage or Affiliates make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the funds. The benefits that Heritage and Affiliates receive when these payments are made include, among other things, placing the funds on the financial advisor's funds sales system, possibly placing the funds on the financial intermediary's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary's sales force or to the financial intermediary's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial intermediary for including the funds in its fund sales system (on its "sales shelf"). Heritage and Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The revenue sharing payments Heritage or Affiliates make may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (Asset-Based Payments). Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. The revenue sharing payments Heritage or Affiliates make may be also calculated on sales of new shares in the funds attributable to a particular financial intermediary (Sales-Based Payments). Sales-Based Payments may create incentives for the financial intermediary to, among other things sell more shares of a particular fund or to switch investments between funds frequently.

     Heritage or its Affiliates also may make other payments to certain financial intermediaries for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which Heritage's or its Affiliates' personnel may make presentations on the funds to the financial intermediary's sales force). Financial intermediaries may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. An Affiliate may also make payments to Financial Intermediaries for these services, to the extent that these services replace services that

                                 Prospectus 19
would otherwise be provided by the funds' transfer agent or otherwise would be a direct obligation of the funds. The funds may reimburse the Affiliate for these payments as transfer agent out-of-pocket expenses.

     Heritage and its Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the funds or retain shares of the funds in their clients' accounts, Heritage and its Affiliates benefit from the incremental management and other fees paid to Heritage and its Affiliates by the funds with respect to those assets.

     You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases, these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial intermediary about any payments it receives from Heritage or its Affiliates or the funds, as well as about fees and/or commissions it charges.


HOW TO SELL YOUR INVESTMENT
--------------------------------------------------------------------------------

     You can sell or redeem shares of your fund for cash at any time, subject to certain restrictions. When you sell shares, payment of the proceeds (less any applicable redemption fees) generally will be made the next business day after your order is received. If you sell shares that were recently purchased by check or automated clearing house deposits (ACH), payment will be delayed until we verify that those funds have cleared, which may take up to two weeks. Contact your Plan Administrator to sell shares of a fund.

     REDEMPTION FEES. A redemption fee of 2% of the value of shares sold will be imposed on fund shares sold (by redemption or exchange to another Heritage mutual fund) within a set holding period (representing days since their acquisition by purchase or exchange from another Heritage mutual fund). The holding period is seven (7) calendar days.

     The redemption fee is paid to the appropriate fund and is intended to offset the costs and market impact associated with short-term money movements. To determine the holding period, the funds will use a first-in, first-out method, meaning shares held in the account the longest are used to determine whether a redemption fee applies. Additionally, there is no redemption fee on shares acquired through the reinvestment of dividends or other distributions paid by the fund whose shares are being redeemed. The redemption fee is generally deducted from your redemption proceeds, but you may be billed if the fee is assessed after the redemption transaction.

     Except as noted below, all shareholders are subject to this fee, whether you invest directly with the funds or through a financial intermediary (e.g. broker-dealer, bank, retirement plan administrator) that maintains an omnibus account with a fund. However, because of processing limitations by many intermediaries, the redemption fee may not apply to certain redemptions from omnibus accounts. If the intermediary does not have the system capability necessary to process the redemption fee, the fund cannot track individual shareholder redemptions and will not receive the redemption fee.

     Redemption fees will be waived:

     o    To make certain distributions from retirement plans;

     o    Because of shareholder death or disability;

     o    For redemptions by other mutual funds;

     o For shares redeemed through an approved fee-based program involving asset allocation or rebalancing at the firm level of a dealer; or

     o    For shares redeemed to cover fees assessed by the fund or Heritage.

     To receive a redemption fee waiver, you or your financial advisor must advise Heritage of your eligibility at the time of the redemption or exchange. Your financial advisor or Heritage may require documentation to verify your eligibility. The funds reserve the right to modify or eliminate the terms of the redemption fee waiver.

                                 Prospectus 20

HOW TO EXCHANGE YOUR SHARES
--------------------------------------------------------------------------------

     You can exchange shares of one Heritage fund for shares of the same class of any other Heritage fund, subject to the minimum investment requirements of that fund. Your ability to exchange to another Heritage fund may be limited by the availability of a given fund in your retirement plan as determined by your Plan Administrator. Each Heritage mutual fund may terminate the exchange privilege upon 60 days' notice. Exchanges may be subject to a redemption fee, as described above. Please contact your Plan Administrator if you wish to exchange shares of any fund.


ACCOUNT AND TRANSACTION POLICIES
--------------------------------------------------------------------------------

     PRICE OF SHARES. The price of each fund's shares is the fund's net asset value per share. Each fund determines the net asset value of its shares on each day the New York Stock Exchange ("NYSE") is open for business, as of the close of the customary trading session (typically 4:00 ET), or earlier NYSE closing time that day. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures ("Procedures") approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. Pursuant to the Procedures, the Boards of Trustees have delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage, the manager and administrator for the funds, and other qualified personnel. The composition of this Valuation Committee may change from time to time.

     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market, issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where a determination is made that the closing price of the security is unreliable, Heritage will fair value securities using the Procedures. Fair value pricing may deter shareholders from trading the fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

     Specific types of securities are valued as follows:

     o Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

     o Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that Heritage determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Heritage also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Heritage believes, at the approved degree of certainty, that the price is not reflective of current market value, Heritage will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

                                 Prospectus 21

     o Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

     o Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the valuation committee described above will fair value the security using Procedures.

     o Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

     o Futures and Options: Futures and options are valued on the basis of market quotations, if available.

     TIMING OF ORDERS. All orders to purchase or sell shares are executed as of the next NAV calculated after the order has been received in "good order" by the funds, the Distributor or a participating dealer. Orders are accepted until the close of regular trading on the NYSE every business day, normally 4:00 p.m. Eastern time, and are executed the same day at that day's NAV. To ensure this occurs, dealers are responsible for transmitting all orders to Heritage to comply with the deadline imposed by applicable regulations.

     ACCOUNT SERVICING. Heritage may enter into agreements with Plan Administrators, broker-dealers or other intermediaries which hold one or more omnibus accounts on the books of the fund and provide recordkeeping and other services to your account. Each fund's may be charged these expenses in lieu of fees charged by the transfer agent for providing these services. Such a fee may be based upon the number of underlying plan participants, a percentage of fund assets serviced by an intermediary or a combination thereof.

     PLAN ADMINISTRATOR. Please contact your Plan Administrator for information regarding your account. Your Plan Administrator my charge you a fee for its services. Please read materials provided by your Plan Administrator regarding fees and services that may apply.

     GOOD ORDER REQUIREMENTS. For the funds to process your request, it must be in "good order". Good order means that you have provided sufficient information necessary to process your request, as outlined in this prospectus, including any required signatures, documents and medallion signature guarantees. Further, there must not be any restrictions applied to your account. Your request is not considered to be in "good order" by the fund until it meets these requirements.

     CUSTOMER IDENTIFICATION PROCEDURES. The funds are required under the USA PATRIOT Act to obtain certain information about you in order to open an account. You must provide Heritage with the name, physical address (not a P.O. Box), social security or other taxpayer identification number and date of birth of all owners of the account. For entities such as corporations or trusts, the person opening the account on the entity's behalf must provide this information. Heritage will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, Heritage may employ additional verification methods or refuse to open your account. Under certain circumstances, it may be appropriate for Heritage to close or suspend further activity in an account.

     RESTRICTIONS ON ORDERS. The funds and the Distributor reserve the right to reject any purchase or exchange order for any reason and to suspend the offering of fund shares for a period of time. There are certain times when you may not be able to sell shares of a fund or when we may delay paying you the redemption proceeds. This may happen during unusual market conditions or emergencies or when a fund cannot determine the value of its assets or sell its holdings.

     INTERNET WEBSITE. Additional information, including current fund performance, is available on our website, www.HeritageFunds.com.

     REDEMPTION IN KIND. Although the funds generally intend to pay redemption proceeds solely in cash, the funds have reserved the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (this is known as a redemption in kind).

                                 Prospectus 22

     ACCOUNTS WITH BELOW-MINIMUM BALANCES. If your account balance falls below $500 as a result of selling shares (and not because of performance or sales charges), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, each fund reserves the right to close your account and send the proceeds to your address of record.

     MARKET TIMING. "Market Timing" typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Such transactions include trades that occur when the fund's NAV does not fully reflect the value of the fund's holdings -- for example, when the fund owns holdings, such as foreign or thinly traded securities, that are valued in a manner that may not reflect the most updated information possible. Market timing can be disruptive to a fund's efficient management and have a dilutive effect on the value of the investments of long-term fund shareholders, increase the transaction and other costs of a fund and increase taxes, all of which could reduce the return to fund shareholders.

     The funds will not enter into agreements to accommodate frequent purchases or exchanges. In order to discourage market timing activity in the funds, redemptions and exchanges of fund shares may be subject to a redemption fee, as described above under "How to Sell Your Investment". Further, the funds and Heritage have adopted the following guidelines:

     o Heritage reviews transaction activity, using established criteria, to identify transactions that may signal excessive trading.

     o Heritage may reject any purchase or exchange orders, in whole or in part, that in its opinion, appear excessive in frequency and/or amount or otherwise potentially disruptive to a fund. Heritage may consider the trading history of accounts under common ownership or control in this determination.

     o All shareholders are subject to these restrictions regardless of whether you purchased your shares directly from Heritage or through a financial intermediary. However, Heritage is limited in its ability to determine whether trades placed through financial intermediaries may signal excessive trading. Accordingly, Heritage may not be able to determine whether trading in combined orders or in omnibus accounts is contrary to the funds' policies. Heritage reserves the right to reject combined or omnibus orders in whole or in part.

     o Heritage seeks the cooperation of broker-dealers and other financial intermediaries by requesting information regarding the identity of specific investors and restricting the ability of particular investors to purchase fund shares.

     o While Heritage applies the above policies, there is no guarantee that all market timing will be detected.

     DISCLOSURE OF PORTFOLIO HOLDINGS. Periodically, customers of the funds express interest in having current portfolio holdings disclosed to them more often than required by law or regulation. To satisfy this request, the funds have adopted a Policy on Disclosing Portfolio Holdings to properly manage this process to ensure confidentiality and proper use of this information. A description of the funds' Policy on Disclosing Portfolio Holdings is included in the SAI. Portfolio information can be found on our website, www.HeritageFunds.com.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

     Each fund annually distributes to its shareholders dividends from its net investment income. Net investment income generally consists of dividends and interest income received on investments, less expenses. Income dividend distributions will vary by class and are anticipated to be generally higher for Class R-5 shares (because that class's expense ratio is lower).

     Each fund may also distribute net capital gains to its shareholders, normally once a year. A fund generates capital gains when it sells assets in its portfolio for profit. Fund distributions of dividends and net capital gains are automatically reinvested in additional shares of the distributing fund at NAV (without sales charge).

     Fund distributions of net investment income and net capital gains to tax-deferred retirement plan accounts generally are not taxable currently. Redemptions and exchanges of fund shares by those accounts also generally will not be subject to income tax currently. Distributions from such an account, however, generally will be taxable as ordinary income.

     Please see your Plan Administrator or tax advisor for more information.

                                 Prospectus 23

FINANCIAL HIGHLIGHTS - CAPITAL APPRECIATION TRUST
--------------------------------------------------------------------------------

     Because the fund commenced offering Class R-3 and R-5 shares on January 3, 2006, there is no financial information available on Class R-3 and R-5 shares. The financial highlights shown below are for a class of shares that is not offered in this prospectus but that would be substantially similar because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information in this table for the periods presented has been audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                 CAPITAL APPRECIATION TRUST


                                                      CLASS A SHARES
                                 ----------------------------------------------------------
                                              FOR THE YEARS ENDED AUGUST 31
                                 ----------------------------------------------------------
                                   2005*       2004        2003        2002         2001
                                 ---------   ---------   ---------   ---------   ----------
Net asset value, beginning of
   fiscal year.................  $  22.85    $  21.82    $  18.26    $  23.61    $   32.41
                                 ---------   ---------   ---------   ---------   ----------
Income from Investment
   Operations:
   Net investment loss.........        --       (0.08)      (0.12)      (0.17)       (0.16)
   Net realized and unrealized
      gain (loss) on
      investments..............      3.43        1.11        3.68       (5.18)       (5.44)
                                 ---------   ---------   ---------   ---------   ----------
   Total from Investment
      Operations...............      3.43        1.03        3.56       (5.35)       (5.60)
                                 ---------   ---------   ---------   ---------   ----------
Less Distributions:
   Distributions from net
      realized gains...........        --          --          --          --        (3.20)
                                 ---------   ---------   ---------   ---------   ----------
Net asset value, end of fiscal
    year.......................  $  26.28    $  22.85    $  21.82    $  18.26    $   23.61
                                 =========   =========   =========   =========   ==========
Total Return (%)(a)............     15.01        4.72       19.50      (22.66)      (18.48)
Ratios and Supplemental Data
   Expenses to average daily
   net assets (%)..............      1.18        1.19        1.26        1.23         1.22
   Net investment income
      (loss) to average daily
      net assets (%)...........      0.01       (0.39)      (0.66)      (0.80)       (0.68)
   Portfolio turnover rate (%).        42          27          22          31           28
   Net assets, end of fiscal
      year ($ millions)........       391         321         248         197          233

--------------------
*    Per share amounts have been calculated using the monthly average share method.
(a)  These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

                                        Prospectus 24

FINANCIAL HIGHLIGHTS - CORE EQUITY FUND
--------------------------------------------------------------------------------

     Because the fund commenced offering Class R-3 and R-5 shares on January 3, 2006, there is no financial information available on Class R-3 and R-5 shares. The financial highlights shown below are for a class of shares that is not offered in this prospectus but that would be substantially similar because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information in this table for the periods presented has been audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                CORE EQUITY FUND


                                                                 CLASS A SHARES*
                                                                 ---------------
                                                                 FOR THE PERIOD
                                                                      ENDED
                                                                   OCTOBER 31
                                                                 ---------------
                                                                     2005+
                                                                 ---------------
Net asset value, beginning of period.........................    $      14.29
                                                                 -------------
Income from Investment Operations:
   Net investment loss.......................................           (0.01)
   Net realized and unrealized loss on investments...........            0.01
                                                                 -------------
   Total from Investment Operations..........................            0.00
                                                                 -------------
Net asset value, end of period...............................    $      14.29
                                                                 =============
Total Return (%)(a)(b).......................................            0.00
Ratios and Supplemental Data
Expenses to average daily net assets
      With expenses waived (%)(c)............................            1.65
      Without expenses waived (%)(c).........................            3.25
   Net investment loss to average daily net assets(%)(c).....           (0.09)
   Portfolio turnover rate (%)...............................              66
   Net assets, end of period ($ millions)....................              19

--------------------
* Per share amounts have been calculated using the monthly average share method.
+    For the period May 2, 2005 (commencement of operations) to October 31,
     2005.
(a) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)  Not annualized.
(c)  Annualized.

                                 Prospectus 25

FINANCIAL HIGHLIGHTS - DIVERSIFIED GROWTH FUND
--------------------------------------------------------------------------------

     Because the fund commenced offering Class R-3 and R-5 shares on January 3, 2006, there is no financial information available on Class R-3 and R-5 shares. The financial highlights shown below are for a class of shares that is not offered in this prospectus but that would be substantially similar because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information in this table for the periods presented has been audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                        DIVERSIFIED GROWTH FUND

                                                                CLASS A SHARES*
                                        -------------------------------------------------------------
                                                    FOR THE FISCAL YEARS ENDED OCTOBER 31
                                        -------------------------------------------------------------
                                           2005        2004         2003         2002         2001
                                        ---------   ----------   ----------   ----------   ----------
Net asset value, beginning of fiscal
   year...............................  $  25.26    $   23.92    $   18.21    $   17.98    $   27.46
                                        ---------   ----------   ----------   ----------   ----------
Income from Investment Operations:
   Net investment loss................     (0.22)       (0.23)       (0.23)       (0.23)       (0.13)
   Net realized and unrealized gain
      (loss) on investments...........      2.89         1.57         5.94         0.46        (5.82)
                                        ---------   ----------   ----------   ----------   ----------
   Total from Investment
      Operations......................      2.67         1.34         5.71         0.23        (5.95)
                                        ---------   ----------   ----------   ----------   ----------
Less Distributions:
   Distributions from net realized
      gains...........................     (1.21)          --           --           --        (3.53)
                                        ---------   ----------   ----------   ----------   ----------
Net asset value, end of fiscal year...  $  26.72    $   25.26    $   23.92    $   18.21    $   17.98
                                        =========   ==========   ==========   ==========   ==========
Total Return (%)(a)...................     10.66         5.60        31.36         1.28       (23.66)
Ratios and Supplemental Data
   Expenses to average daily net
      assets .........................      1.34         1.38         1.48         1.45          1.47
   Net investment loss to average
      daily net assets (%)............     (0.81)       (0.92)       (1.14)       (1.13)       (0.63)
   Portfolio turnover rate (%)........        75           92          152          201           249
   Net assets, end of fiscal year
      ($ millions)....................       127           80           60           41           38

--------------------

*    Per share amounts have been calculated using the monthly average share method.
(a)  These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

                                            Prospectus 26

FINANCIAL HIGHLIGHTS - MID CAP STOCK FUND
--------------------------------------------------------------------------------

     Because the fund commenced offering Class R-3 and R-5 shares on January 3, 2006, there is no financial information available on Class R-3 and R-5 shares. The financial highlights shown below are for a class of shares that is not offered in this prospectus but that would be substantially similar because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information in this table for the periods presented has been audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                              MID CAP STOCK FUND

                                                                        CLASS A SHARES*
                                              ---------------------------------------------------------------
                                                             FOR THE FISCAL YEARS ENDED OCTOBER 31
                                              ---------------------------------------------------------------
                                                 2005         2004        2003         2002          2001
                                              ---------    ---------   ---------   ------------  ------------
Net asset value, beginning of fiscal
    year..................................    $  24.57     $  21.67    $  17.99    $  20.21      $  23.19
                                              ---------    ---------   ---------   ------------  ------------
Income from Investment Operations:
   Net investment loss....................       (0.13)       (0.15)      (0.14)      (0.19)(a)     (0.21)(a)
   Net realized and unrealized gain
      (loss) on investments...............        3.35         3.05        3.82       (1.44)         1.34
                                              ---------    ---------   ---------   ------------  ------------
   Total from Investment Operations.......        3.22         2.90        3.68       (1.63)         1.13
                                              ---------    ---------   ---------   ------------  ------------
Less Distributions:
   Distributions from net realized gains..          --           --          --       (0.59)        (4.11)
                                              ---------    ---------   ---------   ------------  ------------
Net asset value, end of fiscal year.......    $  27.79     $  24.57    $  21.67    $  17.99      $  20.21
                                              =========    =========   =========   ============  ============
Total Return (%)(b).......................       13.11        13.38       20.46       (8.50)         6.70
Ratios and Supplemental Data
   Expenses to average daily net assets
      With expenses recovered (%).........        1.15         1.20        1.28        1.27(a)       1.55(a)
      Without expenses recovered (%)......        1.15         1.20        1.28        1.27          1.50
   Net investment loss to average daily
      net assets (%)......................       (0.48)       (0.64)      (0.72)      (0.88)        (1.04)
   Portfolio turnover rate (%)............         146          124         163         171           218
   Net assets, end of fiscal year
      ($ millions)........................         633          370         217         174            56

--------------------
*    Per share amounts have been calculated using the monthly average share method.
(a)  The fiscal years ended October 31, 2002 and 2001 include payment of previously waived management fees to Heritage for Class A shares.
(b)  These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

                                                Prospectus 27

FINANCIAL HIGHLIGHTS - SMALL CAP STOCK FUND
--------------------------------------------------------------------------------

     Because the fund commenced offering Class R-3 and R-5 shares on January 3, 2006, there is no financial information available on Class R-3 and R-5 shares. The financial highlights shown below are for a class of shares that is not offered in this prospectus but that would be substantially similar because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information in this table for the periods presented has been audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                              SMALL CAP STOCK FUND

                                                                        CLASS A SHARES*
                                              ---------------------------------------------------------------
                                                             FOR THE FISCAL YEARS ENDED OCTOBER 31
                                              ---------------------------------------------------------------
                                                  2005        2004        2003       2002          2001
                                              -----------  ---------   ---------   --------      --------
Net asset value, beginning of fiscal
   year...................................    $  32.19     $  29.00    $  21.36    $  24.41      $  29.17
                                              -----------  ---------   ---------   ---------     ---------
Income from Investment Operations:
   Net investment income (loss)...........       (0.13)       (0.16)      (0.19)       0.02         (0.11)
   Net realized and unrealized gain
      (loss) on investments...............        2.43         3.35        7.83       (1.48)        (1.70)
                                              -----------  ---------   ---------   ---------     ---------
   Total from Investment Operations.......        2.30         3.19        7.64       (1.46)        (1.81)
                                              -----------  ---------   ---------   ---------     ---------
Less Distributions:
   Distributions from net realized
      gains...............................       (1.56)          --          --       (1.59)        (2.95)
                                              -----------  ---------   ---------   ---------     ---------
Net asset value, end of fiscal year.......    $  32.93     $  32.19    $  29.00    $  21.36      $  24.41
                                              ===========  =========   =========   =========     =========
Total Return (%)(a).......................        7.08        11.00       35.77       (6.98)        (6.40)
Ratios and Supplemental Data
   Expenses to average daily net assets
      With expenses waived/recovered (%)..        1.30(b)      1.33        1.30        1.30          1.30
      Without expenses waived/recovered
         (%)..............................        1.25         1.33        1.42        1.34          1.33
   Net investment income (loss) to
      average daily net assets (%)........       (0.39)       (0.50)      (0.83)       0.06         (0.42)
   Portfolio turnover rate (%)............          50           59          45          54            85
   Net assets, end of fiscal year
      ($ millions)........................         225          182         111          83            92

--------------------
*    Per share amounts have been calculated using the monthly average share method.
(a)  These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)  The fiscal year ended October 31, 2005 includes payment of previously waived management fees to
     Heritage for Class A shares.

                                               Prospectus 28

                              FOR MORE INFORMATION

The following documents are also available free upon request and through Heritage's website:

     Annual/Semiannual Reports. Provides additional information about the funds' investments, describes each fund's performance, and contains letters from the fund managers discussing recent market conditions, economic trends and fund strategies that significantly affected the funds' performance during that period.

     Statement of Additional Information (SAI). Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission and available on the website at www.HeritageFunds.com and is incorporated herein by reference (meaning it is legally considered part of this prospectus).

     To obtain information or make an inquiry, contact Heritage Mutual Funds:

By mail:            P.O. Box 33022
                    St. Petersburg, Florida 33733

By telephone:       (800) 421-4184

By internet:        www.HeritageFunds.com
                    ---------------------

     These documents and other information about the funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Reports and other information about the funds may be viewed on-screen or downloaded from the EDGAR Database on the SEC's internet website at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following Email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549.

     Heritage offers the ability to receive these documents and other fund information electronically, via notification to an e-mail address you provide. To enroll in this service, visit www.HeritageFunds.com. Further, to eliminate unnecessary duplication, and reduce the cost to fund shareholders, only one copy of the prospectus or other shareholder reports may be sent to shareholders with the same mailing address. However, if you wish to receive a copy of the prospectus or other shareholder reports for each shareholder with the same mailing address, please call (800) 421-4184 or send an Email to:
ClientServices@HeritageFunds.com.

     The funds' Investment Company and Securities Act registration numbers are:

Heritage Capital Appreciation Trust           811-4338         2-98634
Heritage Series Trust                         811-7470         33-57986

     No dealer, salesman or other person has been authorized to give any information or to make any representation other than that contained in this prospectus in connection with the offer contained in this prospectus, and, if given or made such other information or representations must not be relied upon unless having been authorized by the funds or their distributor. This prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                                 Prospectus 29

                            PRIVACY NOTICE TO CLIENTS
                           OF HERITAGE FAMILY OF FUNDS

     Heritage Asset Management and Heritage Family of Funds (collectively "Heritage") are committed to protecting confidentiality of the information furnished to us by our clients. We are providing you this information as required by Regulation S-P adopted by the Securities and Exchange Commission.

INFORMATION ABOUT YOU THAT WE COLLECT:
--------------------------------------------------------------------------------

     We collect non-public personal information about you from the following sources: information we receive from you on applications or other forms or through our website; information about your transactions with us, our affiliates, or others; and information we may receive from a consumer reporting agency.

OUR USE OF INFORMATION ABOUT YOU:
--------------------------------------------------------------------------------

     We may share information about you with affiliated companies of Heritage Asset Management and with parties that provide other services to us, and with certain financial institutions with whom we have joint marketing arrangements. Otherwise, we do not disclose any non-public personal information about you to anyone except as permitted by law. We follow the same policy with respect to non-public information received from all clients and former clients.

HOW WE PROTECT YOUR CONFIDENTIAL INFORMATION:
--------------------------------------------------------------------------------

     Heritage has policies that restrict access to non-public personal information about you to those employees who have need for that information to provide investment alternatives or services to you, or to employees who assist those who provide investment alternatives or services to you. We maintain physical, electronic and procedural safeguards to protect your non-public personal information.

                                      PN-1